JPMorgan New York Tax Free Bond Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan New York Tax Free Bond Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 429
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	843
Expense Example, No Redemption, 10 Years	1,462
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	758
Expense Example, No Redemption, 10 Years	1,572
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	365
Expense Example, No Redemption, 10 Years	$ 847